Schedule of loss per share (Details)	6 Months Ended			12 Months Ended
	Jun. 30, 2025 $ / shares shares	Jun. 30, 2025 € / shares shares	Jun. 30, 2024 € / shares	Dec. 31, 2024 $ / shares shares
Loss Per Ordinary Share
Basic loss per Class A ordinary share | (per share)	$ (0.10)	€ (0.10)	€ (0.47)	$ (0.47)
Diluted (loss) per Class A ordinary share | (per share)	$ (0.10)	€ (0.10)	€ (0.47)	$ (0.47)
Basic	24,300,313	24,300,313		16,964,586
Diluted	24,300,313	24,300,313		16,964,586